Note 10 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
10.	LEASES

The Company adopted ASU
2016
-
02
(ASC Topic
842,
“Leases”) effective
January 1, 2019
using the modified retrospective approach and the effective date as the date of initial application. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allows the carry forward of the Company’s historical assessments of (a) whether contracts are or contain leases and (b) lease classification. As permitted by ASU
2016
-
02,
payments for leases of low-value assets under the Company’s capitalization policy and short-term leases with a lease term less than
12
months are recognized as expenses on a straight-line basis during the lease term for which the recognition exemption is applied. The comparative prior period information has not
been restated and continues to be reported under the accounting standards in effect for those periods.

The Company’s leases have remaining lease terms of less than one
year to
eight
years. The Company’s lease terms do
not
include options to extend or terminate leases because the Company was not
reasonably certain that it would exercise those options. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not
contain any variable lease payments, material residual value guarantees or material restrictive covenants.

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet as of
December 31, 2019:

(In Thousands)

	Classification on Consolidated Balance Sheet	December 31, 2019

Assets
Operating lease assets	Property and equipment, net	$2,742
Liabilities
Current - operating	Current lease liabilities	$827
Noncurrent - operating	Noncurrent lease liabilities	1,932

Total lease liabilities		$2,759
Weighted-average remaining lease term - operating leases (years)		6.00
Weighted-average discount rate - operating leases (1)		2.14%

(1)	Discount rates used for existing leases were established at
January 1, 2019,
which was the date of the Company’s initial adoption of ASU
2016
-
02.
As most of the Company’s leases do
not
provide an implicit rate, the Company uses its incremental borrowing rate based on the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

Supplemental information related to the Company’s operating leases for the year ended
December 31, 2019
is as follows:

(In Thousands)

Cash paid for operating leases	$1,648

Operating lease costs were
$1,766,000
during the year ended
December 31, 2019.
Short-term lease costs during the year ended
December 31, 2019
were immaterial.

The table below reconciles the undiscounted cash flows for each of the first
five
years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of
December 31, 2019:

(In Thousands)

Year	Operating Leases

2020	$1,227
2021	421
2022	327
2023	330
2024	806

Total minimum lease payments	3,111
Less: amount of lease payments representing interest	(352)
Present value of future minimum lease payments	2,759
Less: current obligation under leases	(827)
Long-term lease obligations	$1,932

The Company has elected the transition option under ASU
2016
-
02
and continued to apply the prior accounting standard for leases, including the disclosure requirements, in the comparative periods.
Future minimum lease payments due under those non-cancelable lease agreements as of
December 31, 2018
were as follows:

(In Thousands)

Year	Operating Leases

2019	$1,304
2020	471
2021	66

Total minimum lease payments	$1,841

Rent expense for the years ended
December 31, 2018
and
2017
were
$1,711,000
and
$1,601,000,
respectively, recognized on a straight-line basis for the Company’s office leases which were accounted for as operating leases. The Company’s office lease provides for periodic rental increases based on the general inflation rate.